Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Entity Information [Line Items]
Property and Equipment, Net
Property and Equipment, Net
Property and equipment consist of the following (in thousands):

	December 31,
	2017	2016
Property and equipment:
Computer equipment	$14,499	$14,107
Internal-use software and website development costs	19,910	16,750
Office equipment and furniture	3,010	3,010
Leasehold improvements	7,078	7,038
Assets not yet placed in service	1,216	1,222
Property and equipment	45,713	42,127
Less accumulated depreciation and amortization	(27,577)	(17,274)
Total property and equipment, net	$18,136	$24,853

Depreciation and amortization expense for property and equipment for 2017, 2016 and 2015 was $10,963 thousand, $9,381 thousand and $6,080 thousand, respectively. Prosper capitalized internal-use software and website development costs in the amount of $3,687 thousand, $6,251 thousand and $7,348 thousand for the years ended December 31, 2017, 2016 and 2015, respectively. Prosper recorded gains on disposals of $11 thousand, impairment charges of $1,083 thousand and $0 for the years ended December 31, 2017, 2016 and 2015 respectively, as a result of our decision to discontinue several software and website development projects and to cease the use of certain leased properties and related leasehold improvements, computer equipment and furniture at these locations.

Prosper Funding LLC
Entity Information [Line Items]
Property and Equipment, Net
Property and Equipment
Property and equipment consist of the following (in thousands):

	December 31,
	2017	2016
Property and equipment:
Internal-use software and web site development costs	$19,911	$16,749
Property and equipment	19,911	16,749
Less accumulated depreciation and amortization	(11,958)	(6,654)
Total property and equipment, net	$7,953	$10,095

Depreciation and amortization expense for 2017, 2016, and 2015 was $5,853 thousand, $4,083 thousand and $3,161 thousand respectively.  Internal-use software and web site development additions of $3.7 million, $5.8 million and $10.5 million were purchased from PMI in the years ended December 31, 2017, 2016, and 2015 respectively.